GENERAL	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1	-	GENERAL

A.	Reporting Entity

Foresight Autonomous Holdings Ltd. (the “Company”) is an Israeli resident company incorporated in Israel. The address of the Company’s registered office is 7 Golda Meir St., Ness Ziona, Israel. The unaudited condensed consolidated interim financial statements of the Company as of June 30, 2023, comprise the Company and its fully owned subsidiaries in Israel and China (together referred to as the “Group”). The Company, through of its subsidiaries, Foresight Automotive Ltd. (“Foresight Automotive”) and Foresight Changzhou Automotive Ltd. (“Foresight Changzhou”), is a technology company developing smart multi-spectral vision software solutions including modules of automatic calibration and dense 3D point cloud that can be applied to different markets such as automotive, defense, autonomous vehicles and heavy industrial equipment. In addition, the Company, through of its subsidiary, Eye-Net Mobile Ltd. (“Eye-Net Mobile”) is also engaged in the development of a cellular-based solution suite that provides real-time pre-collision alerts to enhance road safety and situational awareness for all road users in the urban mobility environment by incorporating cutting-edge artificial intelligence (“AI”) technology and advanced analytics.

The ordinary shares of the Company, no par value each (the “Ordinary Shares”), are registered for trade on the Tel Aviv Stock Exchange Ltd. In addition, since June 15, 2017, the Company has American Depository Shares (“ADSs”) registered with the U.S. Securities and Exchange Commission. The ADSs are listed on The Nasdaq Capital Market; the ratio of the Company’s Ordinary Shares to ADSs is 30:1.

The Group activities are subject to significant risks and uncertainties, including failing to secure additional funding to operationalize its technology before competitors develop similar technology. In addition, the Group is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements and limited operating history.

To date, the Company has not generated significant revenues from its activities and has incurred substantial operating losses. Management expects the Company to continue to generate significant operational losses and to continue to fund operations primarily through the utilization of its current financial resources, sales of its products, and through additional raises of capital. The Company anticipates its existing cash will be sufficient to fund its expected operating cash requirements for at least twelve months following the date of this report.